18. Loans and Financing (Details 1) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Exchangeable Senior Notes ("ESN") On March 26, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Indebtedness	03/26/2016	03/26/2016
Nominal issue | R$	R$ 1,169,010
Goodwill | R$
Cost assigned to the indebtedness component | R$	(47,067)
Cost assigned to the derivative component | R$	(25,248)
Capped call | R$	(101,214)
Net funding | R$	R$ 995,481
Exchangeable Senior Notes ("ESN") On March 26, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Indebtedness	03/26/2019	03/26/2019
Nominal issue | $			$ 300,000
Goodwill | $
Cost assigned to the indebtedness component | $		$ (12,179)
Cost assigned to the derivative component | $		(6,533)
Capped call | $		(26,190)
Net funding | $		$ 255,098
Exchangeable Senior Notes ("ESN") On April 17, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Indebtedness	04/17/2019	04/17/2019
Nominal issue | R$	R$ 177,539
Goodwill | R$
Cost assigned to the indebtedness component | R$	(14,870)
Cost assigned to the derivative component | R$	(5,760)
Capped call | R$	(15,499)
Net funding | R$	R$ 141,410
Exchangeable Senior Notes ("ESN") On April 17, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Indebtedness	04/17/2019	04/17/2019
Nominal issue | $			45,000
Goodwill | $
Cost assigned to the indebtedness component | $		$ (3,862)
Cost assigned to the derivative component | $		(1,463)
Capped call | $		(3,929)
Net funding | $		$ 35,746
Exchangeable Senior Notes ("ESN") On July 17, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Indebtedness	07/17/2019	07/17/2019
Nominal issue | R$	R$ 301,192
Goodwill | R$	60,194
Cost assigned to the indebtedness component | R$	(7,987)
Cost assigned to the derivative component | R$	(8,453)
Capped call | R$	(36,444)
Net funding | R$	R$ 308,502
Exchangeable Senior Notes ("ESN") On July 17, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Indebtedness	07/17/2019	07/17/2019
Nominal issue | $			80,000
Goodwill | $			16,000
Cost assigned to the indebtedness component | $		$ (2,123)
Cost assigned to the derivative component | $		(2,247)
Capped call | $		(9,680)
Net funding | $		81,950
Exchangeable Senior Notes Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Nominal issue | R$	R$ 1,647,741
Goodwill | R$	60,194
Cost assigned to the indebtedness component | R$	(69,924)
Cost assigned to the derivative component | R$	(39,461)
Capped call | R$	(153,157)
Net funding | R$	R$ 1,445,393
Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Nominal issue | $			425,000
Goodwill | $			$ 16,000
Cost assigned to the indebtedness component | $		(18,164)
Cost assigned to the derivative component | $		(10,243)
Capped call | $		(39,799)
Net funding | $		$ 372,794